787 Seventh Avenue
New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

December 29, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             Aberdeen Funds

Securities Act File No. 333-146680; Investment Company Act File No. 811-22132

Ladies and Gentlemen:

On behalf of Aberdeen Funds (the “Trust”), we hereby transmit for filing under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 77 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

The Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purposes of (i) offering Class T shares of each series of the Trust for purchase by investors through certain financial intermediaries, (ii) adding disclosure with respect to certain broker-defined sales charge waiver policies and (iii) making certain changes to the investment strategies and investment risks of certain series of the Trust. On or around February 28, 2017, the Trust will file a subsequent post-effective amendment pursuant to Rule 485(b) that will bring each existing series’ financial statements and other information up to date and make such other non-material changes as the Trust deems appropriate.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8992.

Sincerely,

/s/ Jessica A. Herlihy
Jessica A. Herlihy

Enclosures

cc:                                Lucia Sitar, Aberdeen Asset Management Inc.

Rose F. DiMartino, Willkie Farr & Gallagher LLP

Elliot J. Gluck, Willkie Farr & Gallagher LLP

NEW YORK    WASHINGTON    PARIS    LONDON    MILAN    ROME    FRANKFURT    BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh